Property, plant and equipment - Unproved mineral interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 56,299	€ 56,332
Currency translation differences	2,774	(1,578)
Property, plant and equipment - end of the year	59,864	56,299
Unproved mineral interest
Property, plant and equipment
Property, plant and equipment - beginning of the year	2,159	2,003
Additions	844	153
Net (impairments) reversals	(352)	158
Reclassification to Proved Mineral Interest	(133)	(81)
Currency translation differences and other changes	161	(74)
Property, plant and equipment - end of the year	2,679	2,159
Unproved mineral interest | Congo
Property, plant and equipment
Property, plant and equipment - beginning of the year	429	198
Net (impairments) reversals	(421)	243
Currency translation differences and other changes	8	(12)
Property, plant and equipment - end of the year	16	429
Unproved mineral interest | Nigeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	924	958
Reclassification to Proved Mineral Interest	(2)	(1)
Currency translation differences and other changes	59	(33)
Property, plant and equipment - end of the year	981	924
Unproved mineral interest | Turkmenistan
Property, plant and equipment
Property, plant and equipment - beginning of the year		95
Net (impairments) reversals		(93)
Currency translation differences and other changes		(2)
Property, plant and equipment - end of the year
Unproved mineral interest | United States of America
Property, plant and equipment
Property, plant and equipment - beginning of the year	23	16
Net (impairments) reversals	74	8
Reclassification to Proved Mineral Interest	(24)
Currency translation differences and other changes	4	(1)
Property, plant and equipment - end of the year	77	23
Unproved mineral interest | Algeria
Property, plant and equipment
Property, plant and equipment - beginning of the year	215	211
Additions		61
Reclassification to Proved Mineral Interest	(40)	(51)
Currency translation differences and other changes	12	(6)
Property, plant and equipment - end of the year	187	215
Unproved mineral interest | Egypt
Property, plant and equipment
Property, plant and equipment - beginning of the year	2	3
Additions	15
Net (impairments) reversals	(5)
Reclassification to Proved Mineral Interest	(9)	(1)
Property, plant and equipment - end of the year	3	2
Unproved mineral interest | United Arab Emirates
Property, plant and equipment
Property, plant and equipment - beginning of the year	475	520
Reclassification to Proved Mineral Interest	(58)	(28)
Currency translation differences and other changes	28	(17)
Property, plant and equipment - end of the year	445	475
Unproved mineral interest | Italy
Property, plant and equipment
Property, plant and equipment - beginning of the year	2	2
Property, plant and equipment - end of the year	2	2
Unproved mineral interest | Indonesia
Property, plant and equipment
Property, plant and equipment - beginning of the year	89
Additions	709	92
Currency translation differences and other changes	50	(3)
Property, plant and equipment - end of the year	848	€ 89
Unproved mineral interest | Netherlands
Property, plant and equipment
Additions	120
Property, plant and equipment - end of the year	€ 120